Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable	$ 1,818,060	$ 1,153,360
Less: allowance for doubtful accounts
Accounts receivable, net	$ 1,818,060	1,153,360
Successor [Member]
Accounts receivable		1,153,360	$ 414,254
Less: allowance for doubtful accounts
Accounts receivable, net		$ 1,153,360	$ 414,254
Predecessor [Member]
Accounts receivable
Less: allowance for doubtful accounts
Accounts receivable, net